INTANGIBLE ASSETS (Details 1) (USD $)	Oct. 31, 2012
Amortization Expense Per Equivalent Unit of Production or Per Dollar of Gross Revenue [Line Items]
2013, remainder	$ 35,000
2014	140,000
2015	140,000
2016	140,000
2017	$ 140,000